Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013 (in thousands):

	MARCH 31, 2014
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$5,069	$5,069	$—	$—

	DECEMBER 31, 2013
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$16,268	$16,268	$—	$—

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 (in thousands):

	DECEMBER 31, 2013
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$16,268	$16,268	$—	$—

	DECEMBER 31, 2012
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$7,668	$7,668	$—	$—

Liabilities
Common stock warrant liability	$301	$—	$—	$301
Preferred stock warrant liability	1,884	—	—	1,884
Convertible notes payable	41,860	—	—	41,860

Total liabilities at fair value	$44,045	$—	$—	$44,045